UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2017

MFS® BLENDED RESEARCH® SMALL CAP EQUITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.8%
Biotechnology – 4.5%
Acorda Therapeutics, Inc. (a)	27,006	$638,687
AMAG Pharmaceuticals, Inc. (a)	44,771	826,025
Bruker BioSciences Corp.	18,412	547,757
Emergent BioSolutions, Inc. (a)	14,777	597,730
Exact Sciences Corp. (a)	32,508	1,531,777
MiMedx Group, Inc. (a)(l)	51,278	609,183
Natera, Inc. (a)	10,561	136,131
Vanda Pharmaceuticals, Inc. (a)	7,113	127,323

		$5,014,613

Broadcasting – 0.3%
MDC Partners, Inc. (a)	27,146	$298,606

Brokerage & Asset Managers – 0.3%
Legg Mason, Inc.	1,405	$55,231
Moelis & Co., “A”	5,142	221,363
OM Asset Management PLC	3,469	51,757

		$328,351

Business Services – 4.2%
Conduent, Inc. (a)	59,690	$935,342
Forrester Research, Inc.	29,355	1,228,507
Grand Canyon Education, Inc. (a)	16,317	1,481,910
Travelport Worldwide Ltd.	66,322	1,041,255

		$4,687,014

Cable TV – 0.7%
Cable One, Inc.	1,017	$734,396

Chemicals – 0.6%
Ingevity Corp. (a)	10,357	$647,002

Computer Software – 3.7%
Aspen Technology, Inc. (a)	16,119	$1,012,434
Cornerstone OnDemand, Inc. (a)	20,448	830,393
Manhattan Associates, Inc. (a)	19,464	809,118
Paylocity Holding Corp. (a)	29,351	1,432,916

		$4,084,861

Computer Software – Systems – 5.6%
EPAM Systems, Inc. (a)	11,588	$1,018,933
NCR Corp. (a)	32,082	1,203,717
Presidio, Inc. (a)	36,002	509,428
Rapid7, Inc. (a)	79,755	1,403,688
Tech Data Corp. (a)	16,072	1,427,997
Verint Systems, Inc. (a)	15,746	658,970

		$6,222,733

Construction – 2.1%
Armstrong World Industries, Inc. (a)	5,585	$286,231
GMS, Inc. (a)	5,698	201,709
KB Home	9,171	221,205
Trex Co., Inc. (a)	17,432	1,570,100

		$2,279,245

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Services – 0.8%
Carriage Services, Inc.	2,250	$57,600
ServiceMaster Global Holdings, Inc. (a)	17,866	834,878

		$892,478

Electrical Equipment – 2.8%
TriMas Corp. (a)	59,427	$1,604,529
WESCO International, Inc. (a)	25,152	1,465,104

		$3,069,633

Electronics – 3.1%
Amkor Technology, Inc. (a)	47,613	$502,317
Benchmark Electronics, Inc. (a)	14,094	481,310
Integrated Device Technology, Inc. (a)	9,717	258,278
Jabil Circuit, Inc.	27,650	789,408
OSI Systems, Inc. (a)	3,289	300,516
Sanmina Corp. (a)	19,016	706,444
TTM Technologies, Inc. (a)	23,528	361,625

		$3,399,898

Energy – Independent – 2.1%
Delek U.S. Holdings, Inc.	28,594	$764,318
Energen Corp. (a)	8,823	482,442
Par Pacific Holdings, Inc. (a)	31,193	648,814
PBF Energy, Inc., “A”	13,694	378,091
Westmoreland Coal Co. (a)	3,700	9,435

		$2,283,100

Engineering – Construction – 2.7%
Argan, Inc.	6,641	$446,607
KBR, Inc.	87,754	1,569,042
MasTec, Inc. (a)	16,921	785,134
Tutor Perini Corp. (a)	6,005	170,542

		$2,971,325

Entertainment – 0.1%
Ascent Capital Group, Inc., “A” (a)	6,916	$90,185

Food & Beverages – 2.8%
Dean Foods Co.	29,742	$323,593
Snyders-Lance, Inc.	34,834	1,328,569
SpartanNash Co.	17,182	453,089
TreeHouse Foods, Inc. (a)	14,640	991,567

		$3,096,818

Gaming & Lodging – 0.6%
Caesars Entertainment Corp. (a)(l)	46,340	$618,639

Insurance – 4.2%
American Equity Investment Life Holding Co.	37,720	$1,096,898
Hanover Insurance Group, Inc.	1,124	108,949
HCI Group, Inc.	13,801	527,888
Heritage Insurance Holdings, Inc. (l)	35,026	462,693
Safety Insurance Group, Inc.	8,107	618,564
Third Point Reinsurance Ltd. (a)	83,161	1,297,312
Universal Insurance Holdings, Inc.	22,136	509,128

		$4,621,432

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Internet – 2.2%
Blucora, Inc. (a)	35,816	$906,145
LogMeIn, Inc.	11,897	1,309,265
Web.Com Group, Inc. (a)	10,426	260,650

		$2,476,060

Machinery & Tools – 7.4%
Herman Miller, Inc.	26,640	$956,376
IPG Photonics Corp. (a)	8,870	1,641,482
ITT, Inc.	25,578	1,132,338
Knoll, Inc.	22,493	449,860
Park-Ohio Holdings Corp.	13,753	627,137
Regal Beloit Corp.	17,084	1,349,636
SPX FLOW, Inc. (a)	33,459	1,290,179
Steelcase, Inc., “A”	13,272	204,389
Titan Machinery, Inc. (a)	30,916	480,125

		$8,131,522

Medical & Health Technology & Services – 1.3%
Kindred Healthcare, Inc.	69,147	$470,200
LifePoint Health, Inc. (a)	16,925	979,958

		$1,450,158

Medical Equipment – 5.8%
AngioDynamics, Inc. (a)	9,574	$163,620
Biotelemetry, Inc. (a)	27,354	902,682
CONMED Corp.	27,032	1,418,369
Halyard Health, Inc. (a)	22,694	1,021,911
Integer Holdings Corp. (a)	19,067	975,277
Integra LifeSciences Holdings Corp. (a)	13,592	686,124
OraSure Technologies, Inc. (a)	53,821	1,210,973

		$6,378,956

Metals & Mining – 0.2%
Ryerson Holding Corp. (a)	23,753	$257,720

Natural Gas – Distribution – 0.2%
Southwest Gas Holdings, Inc.	3,160	$245,279

Oil Services – 2.3%
Exterran Holdings, Inc. (a)	20,646	$652,620
Keane Group, Inc. (a)	37,154	619,729
McDermott International, Inc. (a)	86,865	631,509
U.S. Silica Holdings, Inc.	21,279	661,139

		$2,564,997

Other Banks & Diversified Financials – 12.2%
BancFirst Corp.	9,770	$554,448
Bank of N.T. Butterfield & Son Ltd.	6,854	251,131
CAI International, Inc. (a)	24,446	741,203
Cathay General Bancorp, Inc.	31,928	1,283,506
East West Bancorp, Inc.	27,468	1,642,037
Enova International, Inc. (a)	42,493	571,531
First Interstate BancSystem, Inc.	32,160	1,230,120
Glacier Bancorp, Inc.	3,801	143,526
OFG Bancorp	20,651	188,957
OneMain Holdings, Inc. (a)	20,595	580,573
Popular, Inc.	14,898	535,434
Preferred Bank	19,735	1,191,007

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Regional Management Corp. (a)	28,209	$682,940
Triton International Ltd. of Bermuda	20,264	674,386
Walker & Dunlop, Inc. (a)	10,684	559,094
Western Alliance Bancorp. (a)	15,190	806,285
Wintrust Financial Corp.	20,523	1,607,156
World Acceptance Corp. (a)	2,403	199,185

		$13,442,519

Pharmaceuticals – 1.2%
Catalent, Inc. (a)	7,178	$286,546
Endo International PLC (a)	25,100	214,982
Horizon Pharma PLC (a)	52,217	662,112
Mallinckrodt PLC (a)	2,578	96,340
Sucampo Pharmaceuticals, Inc. (a)	5,599	66,068

		$1,326,048

Printing & Publishing – 1.1%
LSC Communications, Inc.	3,496	$57,719
Quad/Graphics, Inc.	28,774	650,580
Time, Inc.	37,737	509,450

		$1,217,749

Real Estate – 9.4%
Ashford Hospitality Trust, REIT	82,367	$549,388
CoreCivic, Inc., REIT	17,302	463,175
GEO Group, Inc., REIT	4,961	133,451
Gramercy Property Trust, REIT	49,989	1,512,167
Hospitality Properties Trust, REIT	15,655	446,011
Medical Properties Trust, Inc., REIT	102,007	1,339,352
Mid-America Apartment Communities, Inc., REIT	8,430	900,998
RE/MAX Holdings, Inc., “A”	25,125	1,596,694
Realogy Holdings Corp.	38,684	1,274,638
STAG Industrial, Inc., REIT	10,665	292,968
Washington Prime Group, Inc., REIT	172,304	1,435,292
Xenia Hotels & Resorts Inc., REIT	18,908	398,013

		$10,342,147

Restaurants – 1.4%
BJ’s Restaurants, Inc. (a)	5,197	$158,249
Bloomin Brands, Inc.	36,083	635,061
Brinker International, Inc.	24,483	780,028

		$1,573,338

Specialty Chemicals – 3.9%
Andersons, Inc.	17,177	$588,312
Chemours Co.	6,361	321,930
Kronos Worldwide, Inc.	28,461	649,765
Renewable Energy Group, Inc. (a)	29,241	355,278
Trinseo S.A.	14,717	987,511
Univar, Inc. (a)	49,685	1,437,387

		$4,340,183

Specialty Stores – 3.8%
Citi Trends, Inc.	62,617	$1,244,200
Express, Inc. (a)	42,122	284,745
Michaels Co., Inc. (a)	60,861	1,306,686
Sally Beauty Holdings, Inc. (a)	14,556	285,006

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Stores – continued
Urban Outfitters, Inc. (a)	36,340	$868,526
Zumiez, Inc. (a)	14,359	259,898

		$4,249,061

Telecommunications – Wireless – 0.5%
Telephone and Data Systems, Inc.	19,040	$531,026

Trucking – 1.4%
Hub Group, Inc., “A” (a)	9,220	$395,999
Werner Enterprises, Inc.	32,835	1,200,119

		$1,596,118

Utilities – Electric Power – 3.3%
Atlantica Yield PLC	39,860	$785,242
Dynegy, Inc. (a)	8,226	80,533
NRG Energy, Inc.	46,248	1,183,486
NRG Yield, Inc., “A”	21,654	410,776
PNM Resources, Inc.	14,734	593,780
Spark Energy, Inc., “A” (l)	38,471	577,065

		$3,630,882

Total Common Stocks		$109,094,092

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
WARRANTS – 0.0%

OTHER BANKS & DIVERSIFIED FINANCIALS – 0.0%
Emergent Capital, Inc. (1 share for 1 warrant) (a)(u)	$10.75	11/06/14	318	$6

INVESTMENT COMPANIES (h) – 0.8%

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 1.11% (v)			882,819	$882,819

COLLATERAL FOR SECURITIES LOANED – 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (j)			1,507,820	$1,507,820

OTHER ASSETS, LESS LIABILITIES – (1.0)%				(1,084,023)

Net Assets – 100.0%				$110,400,714

(a)	Non-income producing security.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $882,819 and $110,601,918, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$108,057,719	$—	$6	$108,057,725
United Kingdom	785,242	—	—	785,242
Bermuda	251,131	—	—	251,131
Mutual Funds	2,390,639	—	—	2,390,639
Total	$111,484,731	$—	$6	$111,484,737

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/16	$3
Change in unrealized appreciation (depreciation)	3
Balance as of 9/30/17	$6

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2017 is $3. At September 30, 2017, the fund held one level 3 security.

(2) Securities Lending Collateral

At September 30, 2017, the value of securities loaned was $1,979,380. These loans were collateralized by cash of $1,507,820 and U.S. Treasury Obligations of $513,237.

(3) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		1,052,191	21,550,486	(21,719,858)	882,819

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$723	$—	$—	$6,108	$882,819

5

QUARTERLY REPORT

September 30, 2017

MFS® CONSERVATIVE

ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 100.0%

BOND FUNDS – 61.6%
MFS Global Governments Portfolio – Initial Class (a)	4,374,192	$45,754,045
MFS Government Securities Portfolio – Initial Class	4,653,433	57,609,497
MFS High Yield Portfolio – Initial Class	5,022,500	28,929,601
MFS Inflation-Adjusted Bond Portfolio – Initial Class (a)	5,441,023	57,293,974
MFS Limited Maturity Portfolio – Initial Class	6,809,706	69,322,804
MFS Total Return Bond Series – Initial Class	7,457,425	97,990,570

Total Bond Funds		$356,900,491

INTERNATIONAL STOCK FUNDS – 8.0%
MFS International Growth Portfolio – Initial Class	791,125	$11,582,063
MFS International Value Portfolio – Initial Class	435,702	11,607,111
MFS Research International Portfolio – Initial Class	1,433,214	23,175,065

Total International Stock Funds		$46,364,239

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – continued

SPECIALTY FUNDS – 2.0%
MFS Global Real Estate Portfolio – Initial Class	843,856	$11,510,193

U.S. STOCK FUNDS – 28.1%
MFS Growth Series – Initial Class	758,192	$34,801,023
MFS Mid Cap Growth Series – Initial Class	2,579,053	23,314,637
MFS Mid Cap Value Portfolio – Initial Class	2,703,527	23,277,369
MFS New Discovery Series – Initial Class	311,145	5,861,972
MFS New Discovery Value Portfolio – Initial Class	555,722	5,857,307
MFS Research Series – Initial Class	1,251,072	34,879,901
MFS Value Series – Initial Class	1,745,388	34,785,581

Total U.S. Stock Funds		$162,777,790

MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 1.11% (v)	1,623,080	$1,623,080

Total Investment Companies		$579,175,793

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(50,189)

Net Assets – 100.0%		$579,125,604

(a)	Non-income producing security.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $579,175,793 and $0, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$579,175,793	$—	$—	$579,175,793

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	4,938,466	16,270	(580,544)	4,374,192
MFS Global Real Estate Portfolio	890,228	91,730	(138,102)	843,856
MFS Government Securities Portfolio	4,926,875	154,594	(428,036)	4,653,433
MFS Growth Series	938,398	32,297	(212,503)	758,192
MFS High Yield Portfolio	5,316,638	342,065	(636,203)	5,022,500
MFS Inflation-Adjusted Bond Portfolio	6,208,240	29,808	(797,025)	5,441,023
MFS Institutional Money Market Portfolio	1,174,771	27,850,735	(27,402,426)	1,623,080
MFS International Growth Portfolio	1,018,004	29,994	(256,873)	791,125
MFS International Value Portfolio	545,861	7,858	(118,017)	435,702
MFS Limited Maturity Portfolio	7,249,706	120,124	(560,124)	6,809,706
MFS Mid Cap Growth Series	3,055,327	166,502	(642,776)	2,579,053
MFS Mid Cap Value Portfolio	2,941,536	152,368	(390,377)	2,703,527
MFS New Discovery Series	376,974	9,259	(75,088)	311,145
MFS New Discovery Value Portfolio	566,503	72,382	(83,163)	555,722
MFS Research International Portfolio	1,818,764	29,222	(414,772)	1,433,214
MFS Research Series	1,404,106	106,286	(259,320)	1,251,072
MFS Total Return Bond Series	8,000,609	259,317	(802,501)	7,457,425
MFS Value Series	1,935,497	114,560	(304,669)	1,745,388

3

Supplemental Information (unaudited) – continued

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(487,301)	$3,300,951	$—	$—	$45,754,045
MFS Global Real Estate Portfolio	261,468	(454,469)	543,232	627,345	11,510,193
MFS Government Securities Portfolio	(360,576)	(166,283)	—	1,807,626	57,609,497
MFS Growth Series	3,033,167	3,219,752	1,353,838	35,777	34,801,023
MFS High Yield Portfolio	(97,748)	127,771	—	1,865,565	28,929,601
MFS Inflation-Adjusted Bond Portfolio	(271,121)	3,525,916	—	—	57,293,974
MFS Institutional Money Market Portfolio	(255)	112	—	8,472	1,623,080
MFS International Growth Portfolio	445,667	1,864,728	224,936	197,610	11,582,063
MFS International Value Portfolio	858,718	1,165,104	—	179,659	11,607,111
MFS Limited Maturity Portfolio	(15,209)	131,627	—	1,116,851	69,322,804
MFS Mid Cap Growth Series	1,149,925	2,029,235	1,346,894	28,125	23,314,637
MFS Mid Cap Value Portfolio	76,724	927,784	665,583	337,664	23,277,369
MFS New Discovery Series	14,483	909,681	111,471	—	5,861,972
MFS New Discovery Value Portfolio	97,681	(173,607)	455,166	148,921	5,857,307
MFS Research International Portfolio	685,272	3,652,157	—	425,631	23,175,065
MFS Research Series	1,459,702	1,323,023	2,250,061	540,271	34,879,901
MFS Total Return Bond Series	(361,110)	933,507	—	3,273,502	97,990,570
MFS Value Series	1,524,093	572,262	1,347,312	696,745	34,785,581

	$8,013,580	$22,889,251	$8,298,493	$11,289,764	$579,175,793

4

QUARTERLY REPORT

September 30, 2017

MFS® GLOBAL REAL ESTATE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.7%
Real Estate – 96.5%
Advance Residence Investment Corp., REIT	1,644	$4,044,070
Alexandria Real Estate Equities, Inc., REIT	45,882	5,458,582
American Homes 4 Rent, “A”, REIT	135,053	2,932,001
Ascendas India Trust, REIT	4,398,000	3,453,036
Atrium European Real Estate Ltd.	521,425	2,441,055
AvalonBay Communities, Inc., REIT	28,915	5,159,014
Big Yellow Group PLC, REIT	320,943	3,255,580
Boardwalk, REIT	99,364	3,026,909
Brixmor Property Group Inc., REIT	106,646	2,004,945
Derwent London PLC, REIT	115,167	4,311,804
Entra ASA	171,927	2,352,947
Equity Commonwealth, REIT (a)	30,194	917,898
Equity Lifestyle Properties, Inc., REIT	56,247	4,785,495
Fortune REIT	1,554,000	1,824,233
Gateway Lifestyle Group Stapled Security	3,162,258	4,861,730
Gramercy Property Trust, REIT	152,492	4,612,883
Grand City Properties S.A.	146,250	3,085,425
Hang Lung Properties Ltd.	2,016,944	4,787,002
Hibernia PLC, REIT	1,155,430	2,082,545
Japan Logistics Fund, Inc., REIT	1,406	2,617,703
Kenedix Office Investment Corp., REIT	546	3,003,546
Kerry Properties Ltd.	259,500	1,074,661
LEG Immobilien AG	25,562	2,585,823
Life Storage, Inc., REIT	58,544	4,789,485
Link REIT	638,264	5,172,066
LondonMetric Property PLC, REIT	1,186,573	2,642,592
Mapletree Logistics Trust, REIT	4,824,203	4,410,050
Medical Properties Trust, Inc., REIT	368,286	4,835,595
Mid-America Apartment Communities, Inc., REIT	48,739	5,209,224
Mitsui Fudosan Co. Ltd.	268,875	5,830,304
National Storage, REIT	3,681,472	4,317,180
OUTFRONT Media, Inc., REIT	103,904	2,616,303
Public Storage, Inc., REIT	38,190	8,172,278
Ramco-Gershenson Properties Trust, REIT	156,278	2,033,177
Rexford Industrial Realty, Inc., REIT	68,642	1,964,534
Shaftesbury PLC, REIT	215,971	2,940,314

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – continued
Simon Property Group, Inc., REIT	59,274	$9,543,707
STAG Industrial, Inc., REIT	146,162	4,015,070
Starwood Property Trust, Inc., REIT	144,407	3,136,520
Store Capital Corp., REIT	209,068	5,199,521
Sun Communities, Inc., REIT	53,180	4,556,462
Unibail-Rodamco, REIT	26,022	6,327,926
Urban Edge Properties, REIT	116,552	2,811,234
Washington Prime Group, Inc., REIT	476,910	3,972,660
Welltower, Inc., REIT	64,650	4,543,602
Weyerhaeuser Co., REIT	82,250	2,798,968

		$176,517,659

Telecommunications – Wireless – 2.2%
American Tower Corp., REIT	29,330	$4,008,824

Total Common Stocks		$180,526,483

	Strike Price		First Exercise
RIGHTS – 0.0%
Real Estate – 0.0%
Mapletree Logistics Trust (1 share for 1 right) (a)	SGD	1.145	10/04/17	482,420	$33,787

INVESTMENT COMPANIES (h) – 1.0%

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 1.11% (v)				1,784,077	$1,784,077

OTHER ASSETS, LESS LIABILITIES – 0.3%					565,842

Net Assets – 100.0%					$182,910,189

(a)	Non-income producing security.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,784,077 and $180,560,270, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

SGD	Singapore Dollar

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$180,526,483	$33,787	$—	$180,560,270
Mutual Funds	1,784,077	—	—	1,784,077
Total	$182,310,560	$33,787	$—	$182,344,347

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $49,414,236 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

2

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		2,776,118	22,055,150	(23,047,191)	1,784,077

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$181	$(125)	$—	$9,042	$1,784,077

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2017, are as follows:

United States	55.8%
Japan	8.5%
United Kingdom	7.2%
Hong Kong	7.0%
Australia	5.0%
Singapore	4.5%
France	3.5%
Germany	3.1%
Canada	1.7%
Other Countries	3.7%

3

QUARTERLY REPORT

September 30, 2017

MFS® GROWTH ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 100.0%

BOND FUNDS – 20.8%
MFS Global Governments Portfolio – Initial Class (a)	1,595,883	$16,692,935
MFS High Yield Portfolio – Initial Class	3,652,848	21,040,402
MFS Inflation-Adjusted Bond Portfolio – Initial Class (a)	1,979,896	20,848,303
MFS Limited Maturity Portfolio – Initial Class	825,304	8,401,590
MFS Total Return Bond Series – Initial Class	1,594,307	20,949,191

Total Bond Funds		$87,932,421

INTERNATIONAL STOCK FUNDS – 19.9%
MFS Emerging Markets Equity Portfolio – Initial Class	256,307	$4,164,985
MFS International Growth Portfolio – Initial Class	1,437,759	21,048,792
MFS International Value Portfolio – Initial Class	793,562	21,140,481
MFS Research International Portfolio – Initial Class	2,343,565	37,895,450

Total International Stock Funds		$84,249,708

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – continued

SPECIALTY FUNDS – 5.0%
MFS Global Real Estate Portfolio – Initial Class	1,539,741	$21,002,061

U.S. STOCK FUNDS – 54.2%
MFS Growth Series – Initial Class	1,014,088	$46,546,617
MFS Mid Cap Growth Series – Initial Class	4,223,223	38,177,938
MFS Mid Cap Value Portfolio – Initial Class	4,428,110	38,126,028
MFS New Discovery Series – Initial Class	453,134	8,537,038
MFS New Discovery Value Portfolio – Initial Class	809,083	8,527,737
MFS Research Series – Initial Class	1,518,272	42,329,430
MFS Value Series – Initial Class	2,327,205	46,381,189

Total U.S. Stock Funds		$228,625,977

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 1.11% (v)	265,190	$265,190

Total Investment Companies		$422,075,357

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(38,164)

Net Assets – 100.0%		$422,037,193

(a)	Non-income producing security.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $422,075,357 and $0, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$422,075,357	$—	$—	$422,075,357

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio	332,359	5,645	(81,697)	256,307
MFS Global Governments Portfolio	1,644,025	106,678	(154,820)	1,595,883
MFS Global Real Estate Portfolio	1,519,359	204,188	(183,806)	1,539,741
MFS Growth Series	1,198,827	51,695	(236,434)	1,014,088
MFS High Yield Portfolio	3,691,362	283,702	(322,216)	3,652,848
MFS Inflation-Adjusted Bond Fund	2,086,034	96,932	(203,070)	1,979,896
MFS Institutional Money Market Portfolio	416,288	11,170,437	(11,321,535)	265,190
MFS International Growth Portfolio	1,741,544	67,043	(370,828)	1,437,759
MFS International Value Portfolio	935,257	22,203	(163,898)	793,562
MFS Limited Maturity Portfolio	832,134	45,147	(51,977)	825,304
MFS Mid Cap Growth Series	4,796,751	288,057	(861,585)	4,223,223
MFS Mid Cap Value Portfolio	4,649,648	274,044	(495,582)	4,428,110
MFS New Discovery Series	526,593	14,269	(87,728)	453,134
MFS New Discovery Value Portfolio	799,029	110,785	(100,731)	809,083
MFS Research International Portfolio	2,822,484	77,083	(556,002)	2,343,565
MFS Research Series	1,635,509	136,095	(253,332)	1,518,272
MFS Total Return Bond Series	1,599,853	114,362	(119,908)	1,594,307
MFS Value Series	2,487,093	158,048	(317,936)	2,327,205

3

Supplemental Information (unaudited) – continued

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Portfolio	$46,111	$1,052,496	$—	$43,492	$4,164,985
MFS Global Governments Portfolio	(119,296)	1,109,191	—	—	16,692,935
MFS Global Real Estate Portfolio	303,335	(684,799)	976,404	1,127,590	21,002,061
MFS Growth Series	3,053,296	5,071,875	1,788,950	47,276	46,546,617
MFS High Yield Portfolio	(45,578)	43,461	—	1,342,707	21,040,402
MFS Inflation-Adjusted Bond Fund	(43,954)	1,188,762	—	—	20,848,303
MFS Institutional Money Market Portfolio	(244)	—	—	1,051	265,190
MFS International Growth Portfolio	552,263	3,557,628	404,593	355,440	21,048,792
MFS International Value Portfolio	1,208,960	2,388,781	—	323,472	21,140,481
MFS Limited Maturity Portfolio	1,752	9,929	—	134,036	8,401,590
MFS Mid Cap Growth Series	1,330,136	3,734,966	2,182,526	45,574	38,177,938
MFS Mid Cap Value Portfolio	71,731	1,497,583	1,090,410	553,188	38,126,028
MFS New Discovery Series	64,079	1,246,934	160,867	—	8,537,038
MFS New Discovery Value Portfolio	75,421	(197,086)	660,076	215,963	8,527,737
MFS Research International Portfolio	952,510	5,990,735	—	689,673	37,895,450
MFS Research Series	895,782	2,346,428	2,704,817	649,465	42,329,430
MFS Total Return Bond Series	(67,410)	171,885	—	693,058	20,949,191
MFS Value Series	1,532,353	1,170,434	1,789,875	925,611	46,381,189

	$9,811,247	$29,699,203	$11,758,518	$7,147,596	$422,075,357

4

QUARTERLY REPORT

September 30, 2017

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 97.8%
Emerging Market Sovereign – 1.0%
United Mexican States, Inflation Linked Bond, 4.5%, 12/04/2025	MXN	52,390,476	$3,177,464

International Market Sovereign – 52.8%
Commonwealth of Australia, Inflation Linked Bond, 2.5%, 9/20/2030	AUD	817,180	$747,490
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/2035	AUD	1,677,255	1,471,057
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2046	EUR	400,518	533,141
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026	CAD	1,633,280	1,748,994
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	899,010	1,046,850
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036	CAD	886,305	988,954
Government of Canada, Inflation Linked Bond, 2%, 12/01/2041	CAD	950,898	953,153
Government of Canada, Inflation Linked Bond, 1.5%, 12/01/2044	CAD	789,642	731,609
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047	CAD	951,921	842,886
Government of Japan, Inflation Linked Bond, 1.4%, 3/10/2018	JPY	204,600,000	1,829,172
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	810,291,600	7,492,632
Government of New Zealand, Inflation Linked Bond, 2%, 9/20/2025	NZD	3,377,920	2,488,205
Kingdom of Denmark, Inflation Linked Bond, 0.1%, 11/15/2023	DKK	6,366,780	1,086,791
Kingdom of Spain, Inflation Linked Bond, 0.55%, 11/30/2019	EUR	4,557,600	5,622,133
Kingdom of Spain, Inflation Linked Bond, 0.3%, 11/30/2021	EUR	1,821,006	2,277,069
Kingdom of Spain, Inflation Linked Bond, 1.8%, 11/30/2024	EUR	6,416,088	8,681,297
Kingdom of Spain, Inflation Linked Bond, 0.65%, 11/30/2027	EUR	1,512,120	1,832,444
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030	EUR	404,008	494,754
Kingdom of Sweden, Inflation Linked Bond, 4%, 12/01/2020	SEK	13,205,753	1,944,134
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/2028	SEK	8,211,844	1,550,511
Republic of France, Inflation Linked Bond, 1.3%, 7/25/2019	EUR	1,453,370	1,816,920
Republic of France, Inflation Linked Bond, 2.25%, 7/25/2020	EUR	2,468,420	3,257,774
Republic of France, Inflation Linked Bond, 1.1%, 7/25/2022	EUR	2,413,774	3,217,171
Republic of France, Inflation Linked Bond, 2.1%, 7/25/2023	EUR	1,940,750	2,751,427
Republic of France, Inflation Linked Bond, 0.25%, 7/25/2024	EUR	3,133,723	4,059,137

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
Republic of France, Inflation Linked Bond, 3.15%, 7/25/2032	EUR	1,686,925	$3,065,472
Republic of Italy, Inflation Linked Bond, 2.1%, 9/15/2021	EUR	3,287,400	4,301,193
Republic of Italy, Inflation Linked Bond, 2.6%, 9/15/2023	EUR	3,117,798	4,234,644
Republic of Italy, 4.5%, 3/01/2024	EUR	2,500,000	3,521,762
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2024	EUR	7,826,665	10,449,996
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026	EUR	3,266,158	4,629,256
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032	EUR	303,102	356,108
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035	EUR	2,176,398	2,988,579
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041	EUR	549,455	754,279
United Kingdom Treasury, 4.75%, 12/07/2030	GBP	1,000,000	1,845,227
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	1,000,000	1,846,486
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	1,000,000	1,697,417
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029	GBP	404,600	662,588
United Kingdom Treasury, Inflation Linked Bond, 4.125%, 7/22/2030	GBP	1,528,438	3,696,800
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2032	GBP	1,126,371	2,247,679
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034	GBP	2,174,453	4,180,438
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035	GBP	2,330,422	5,272,043
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037	GBP	2,510,349	5,486,466
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040	GBP	2,638,520	5,589,570
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042	GBP	1,914,233	4,257,043
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044	GBP	2,212,511	4,510,829
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046	GBP	1,567,083	3,284,103
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047	GBP	2,000,872	4,942,919
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050	GBP	1,818,866	4,438,529
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052	GBP	1,573,128	3,739,153
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055	GBP	1,788,007	5,723,824
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2056	GBP	206,096	508,813

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058	GBP	1,397,390	$3,546,305
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062	GBP	1,792,875	5,265,788
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065	GBP	738,903	2,140,463
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068	GBP	1,595,984	4,842,084

			$173,491,561

U.S. Treasury Inflation Protected Securities – 44.0%
U.S. Treasury Bonds, 0.125%, 4/15/2020		$6,795,035	$6,828,366
U.S. Treasury Bonds, 1.125%, 1/15/2021		3,745,695	3,894,716
U.S. Treasury Bonds, 0.375%, 7/15/2023		4,553,935	4,613,427
U.S. Treasury Bonds, 0.625%, 1/15/2024 (f)		8,007,494	8,176,641
U.S. Treasury Bonds, 0.125%, 7/15/2024		4,238,482	4,195,819
U.S. Treasury Bonds, 0.25%, 1/15/2025		6,653,219	6,587,221
U.S. Treasury Bonds, 2.375%, 1/15/2025		4,770,309	5,449,717
U.S. Treasury Bonds, 0.375%, 7/15/2025		6,697,757	6,698,578
U.S. Treasury Bonds, 0.625%, 1/15/2026		7,109,001	7,205,130
U.S. Treasury Bonds, 2%, 1/15/2026		2,872,682	3,230,697
U.S. Treasury Bonds, 2.375%, 1/15/2027		2,540,797	2,970,285
U.S. Treasury Bonds, 1.75%, 1/15/2028		3,328,059	3,725,651
U.S. Treasury Bonds, 3.625%, 4/15/2028		2,515,603	3,292,646
U.S. Treasury Bonds, 2.5%, 1/15/2029		3,238,282	3,909,114
U.S. Treasury Bonds, 3.875%, 4/15/2029		6,704,243	9,119,369
U.S. Treasury Bonds, 3.375%, 4/15/2032		689,605	950,605

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 2.125%, 2/15/2040	$1,752,210	$2,204,891
U.S. Treasury Bonds, 2.125%, 2/15/2041	3,205,019	4,055,048
U.S. Treasury Bonds, 0.75%, 2/15/2042	3,501,613	3,382,890
U.S. Treasury Bonds, 0.625%, 2/15/2043	3,151,808	2,945,173
U.S. Treasury Bonds, 1.375%, 2/15/2044	3,252,100	3,588,015
U.S. Treasury Bonds, 0.75%, 2/15/2045	2,721,699	2,595,757
U.S. Treasury Bonds, 1%, 2/15/2046	3,371,299	3,420,149
U.S. Treasury Notes, 0.125%, 4/15/2019	2,466,702	2,475,883
U.S. Treasury Notes, 1.875%, 7/15/2019	2,293,100	2,388,830
U.S. Treasury Notes, 1.375%, 1/15/2020	2,002,667	2,074,430
U.S. Treasury Notes, 1.25%, 7/15/2020	3,476,506	3,622,891
U.S. Treasury Notes, 0.125%, 4/15/2021	4,595,461	4,609,822
U.S. Treasury Notes, 0.625%, 7/15/2021	5,314,728	5,462,573
U.S. Treasury Notes, 0.125%, 1/15/2022	4,917,090	4,932,491
U.S. Treasury Notes, 0.125%, 7/15/2022	5,289,799	5,315,167
U.S. Treasury Notes, 0.125%, 1/15/2023	6,191,783	6,176,172
U.S. Treasury Notes, 0.125%, 7/15/2026	4,828,754	4,695,516

		$144,793,680

Total Bonds		$321,462,705

INVESTMENT COMPANIES (h) – 1.6%

MONEY MARKET FUNDS – 1.6%
MFS Institutional Money Market Portfolio, 1.11% (v)	5,143,475	$5,143,475

OTHER ASSETS, LESS LIABILITIES – 0.6%		2,044,794

Net Assets – 100.0%		$328,650,974

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $5,143,475 and $321,462,705, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

CNH	Chinese Yuan Renminbi (Offshore)

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

NZD	New Zealand Dollar

SEK	Swedish Krona

2

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/17

Forward Foreign Currency Exchange Contracts at 9/30/17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	2,094,000	USD	1,670,913	Citibank N.A.	10/13/2017	$7,449
CAD	2,110,000	USD	1,676,069	Goldman Sachs International	10/13/2017	15,117
CAD	188,752	USD	148,910	Merrill Lynch International	10/13/2017	2,377
CNH	11,888,000	USD	1,661,955	JPMorgan Chase Bank N.A.	1/5/2018	117,396
GBP	4,426,396	USD	5,887,476	Citibank N.A.	10/13/2017	45,878
GBP	9,148,673	USD	11,957,552	Deutsche Bank AG	10/13/2017	305,769
GBP	1,941,066	USD	2,534,763	Goldman Sachs International	10/13/2017	67,136
USD	1,636,901	CAD	2,026,000	Brown Brothers Harriman	10/13/2017	13,041
USD	5,031,294	SEK	40,001,000	Brown Brothers Harriman	10/13/2017	117,408
USD	6,743,779	AUD	8,517,000	Citibank N.A.	10/13/2017	63,720
USD	431,983	EUR	365,000	Citibank N.A.	10/13/2017	357
USD	797,932	EUR	671,000	Deutsche Bank AG	10/13/2017	4,450
USD	165,935	SEK	1,341,000	Deutsche Bank AG	10/13/2017	1,201
USD	769,779	AUD	966,708	Goldman Sachs International	10/13/2017	11,570
USD	1,853,472	CAD	2,277,000	Goldman Sachs International	10/13/2017	28,434
USD	6,667,388	EUR	5,561,548	Goldman Sachs International	10/13/2017	90,648
USD	166,329	JPY	18,371,000	Goldman Sachs International	10/13/2017	2,991
USD	794,208	MXN	14,176,000	Goldman Sachs International	10/13/2017	17,053
USD	223,769	DKK	1,406,894	JPMorgan Chase Bank N.A.	10/13/2017	191
USD	4,981,617	JPY	550,515,000	JPMorgan Chase Bank N.A.	10/13/2017	86,964
USD	1,668,586	MXN	30,254,251	JPMorgan Chase Bank N.A.	10/13/2017	9,991
USD	4,283,238	NZD	5,847,782	JPMorgan Chase Bank N.A.	10/13/2017	60,225
USD	3,298,307	EUR	2,782,000	Morgan Stanley Capital Services, Inc.	10/13/2017	8,487
USD	9,340,839	JPY	1,031,194,986	Morgan Stanley Capital Services, Inc.	10/13/2017	172,439
USD	759,004	MXN	13,530,000	Morgan Stanley Capital Services, Inc.	10/13/2017	17,264
USD	132,527	SEK	1,058,000	State Street Bank Corp.	10/13/2017	2,558

						$1,270,114

Liability Derivatives
AUD	4,184,000	USD	3,355,786	Citibank N.A.	10/13/2017	$(74,189)
AUD	3,421,052	USD	2,706,770	Goldman Sachs International	10/13/2017	(23,569)
CAD	454,247	USD	371,563	Deutsche Bank AG	10/13/2017	(7,480)
EUR	17,170,103	USD	20,431,886	Goldman Sachs International	10/13/2017	(127,593)
GBP	1,226,028	USD	1,665,439	Goldman Sachs International	10/13/2017	(22,012)
JPY	184,433,000	USD	1,686,357	Brown Brothers Harriman	10/13/2017	(46,555)
JPY	430,732,000	USD	3,944,786	Goldman Sachs International	10/13/2017	(115,129)
JPY	774,000,000	USD	7,003,935	JPMorgan Chase Bank N.A.	10/13/2017	(122,268)
NZD	6,942,000	USD	5,067,813	Deutsche Bank AG	10/13/2017	(54,603)
SEK	40,873,990	USD	5,050,243	Goldman Sachs International	10/13/2017	(29,116)
USD	234,584	GBP	179,000	Brown Brothers Harriman	10/13/2017	(5,356)
USD	5,013,424	EUR	4,254,000	Citibank N.A.	10/13/2017	(17,091)
USD	7,745,125	GBP	5,916,000	Citibank N.A.	10/13/2017	(184,966)
USD	3,079,619	EUR	2,612,000	Deutsche Bank AG	10/13/2017	(9,169)
USD	3,337,489	CAD	4,229,000	Goldman Sachs International	10/13/2017	(52,097)
USD	3,321,809	EUR	2,827,000	Goldman Sachs International	10/13/2017	(21,225)
USD	1,842,045	NZD	2,558,000	Goldman Sachs International	10/13/2017	(5,231)
USD	1,667,438	CNH	11,888,000	JPMorgan Chase Bank N.A.	1/5/2018	(111,913)
USD	165,593	EUR	141,000	Royal Bank of Scotland Group PLC	10/13/2017	(1,144)
USD	1,335,996	GBP	1,030,000	State Street Bank Corp.	10/13/2017	(44,665)

						$(1,075,371)

3

Portfolio of Investments (unaudited) – continued

Futures Contracts at 9/30/17

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	88	$11,027,500	December - 2017	$95,931

At September 30, 2017, the fund had liquid securities with an aggregate value of $110,342 to cover any collateral or margin obligations for derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total financial instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$144,793,680	$—	$144,793,680
Non-U.S. Sovereign Debt	—	176,669,025	—	176,669,025
Mutual Funds	5,143,475	—	—	5,143,475
Total	$5,143,475	$321,462,705	$—	$326,606,180

Other Financial Instruments
Futures Contracts – Assets	$95,931	$—	$—	$95,931
Forward Foreign Currency Exchange Contracts – Assets	—	1,270,114	—	1,270,114
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,075,371)	—	(1,075,371)

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		2,064,011	90,586,795	(87,507,331)	5,143,475

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(45)	$—	$—	$29,556	$5,143,475

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2017, are as follows:

United States	46.1%
United Kingdom	24.3%
Italy	9.5%
Spain	5.8%
France	5.5%
Japan	2.8%
Canada	1.9%
Sweden	1.1%
Mexico	1.0%
Other Countries	2.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

September 30, 2017

MFS® LIMITED

MATURITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 98.3%
Asset-Backed & Securitized – 24.1%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 2.853%, (U.S. LIBOR-3mo. + 1.55%) 7/15/2026 (n)	$1,735,000	$1,745,354
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 3.453%, (U.S. LIBOR-3mo. + 2.15%) 7/15/2026 (n)	2,276,000	2,285,511
AIMCO Properties CLO LP, 2014-AA, “B1R”, FLR, 2.906%, (U.S. LIBOR-3mo. + 1.6%) 7/20/2026 (n)	1,715,000	1,724,969
AIMCO Properties CLO LP, 2014-AA, “B2R”, 3.49%, 7/20/2026 (n)	545,000	546,237
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	674,575	674,319
Americredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,837,000	1,855,464
Ares CLO Ltd., 2013-3A, “B1R”, FLR, 2.803%, (U.S. LIBOR-3mo. + 1.5%) 10/17/2024 (n)	2,162,000	2,159,823
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	1,071,356	1,071,904
Atrium CDO Corp., 2010-A, “B1R”, FLR, 2.753%, (U.S. LIBOR-3mo. + 1.45%) 7/16/2025 (n)	2,575,000	2,574,985
Atrium CDO Corp., 2011-A, “BR”, FLR, 2.812%, (U.S. LIBOR-3mo. + 1.5%) 10/23/2025 (n)	1,735,000	1,733,249
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 3.664%, (U.S. LIBOR-3mo. + 2.35%) 4/25/2026 (n)	1,720,000	1,737,854
Babson CLO Ltd., 2013-IIA, “A2R”, FLR, 2.853%, (U.S. LIBOR-3mo. + 1.55%) 1/18/2025 (n)	1,488,327	1,488,382
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 2.803%, (U.S. LIBOR-3mo. + 1.5%) 10/17/2026 (n)	2,609,000	2,614,163
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.553%, (U.S. LIBOR-3mo. + 2.25%) 1/18/2025 (n)	1,488,327	1,488,576
Ballyrock Ltd., 2014-1A, “A2R”, FLR, 3.006%, (U.S. LIBOR-3mo. + 1.7%) 10/20/2026 (n)	1,724,000	1,728,539
Ballyrock Ltd., 2014-1A, “BR”, FLR, 3.406%, (U.S. LIBOR-3mo. + 2.1%) 10/20/2026 (n)	730,000	731,529
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	4,180,000	4,145,859
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.483%, 5/10/2050 (i)	17,730,633	1,588,080
Cent CLO LP, 2014-21A, “A2AR”, FLR, 3.016%, (U.S. LIBOR-3mo. + 1.7%) 7/27/2026 (n)	1,060,053	1,067,239

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Cent CLO LP, 2014-21A, “BR”, FLR, 3.716%, (U.S. LIBOR-3mo. + 2.4%) 7/27/2026 (n)	$1,439,531	$1,439,907
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 2.384%, (U.S. LIBOR-1mo. + 1.15%) 3/15/2028 (n)	1,289,698	1,294,525
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	1,200,000	1,205,706
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	536,000	538,581
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	869,000	866,033
Chrysler Capital Auto Receivables Trust 2016-A, 1.47%, 4/15/2019 (n)	33,354	33,354
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020 (n)	778,111	777,533
Colony Starwood Homes, 2016-2A, “A”, FLR, 2.484%, (LIBOR-1mo. + 1.25%) 12/17/2033 (n)	2,524,213	2,544,766
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	2,062,000	2,055,575
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	1,340,000	1,335,882
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	2,408,913	2,414,650
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	2,525,000	2,518,718
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	2,607,000	2,600,024
Drive Auto Receivables Trust, 2016-CA, “A3”, 1.67%, 11/15/2019 (n)	2,136,832	2,137,161
Drive Auto Receivables Trust, 2017-1, “B”, 2.36%, 3/15/2021	846,000	847,470
Dryden Senior Loan Fund, 2014-31A, “CR”, FLR, 3.403%, (LIBOR-3mo. + 2.1%) 4/18/2026 (n)	790,000	793,616
Dryden Senior Loan Fund, 2014-34A, “BR”, FLR, 2.853%, (LIBOR-3mo. + 1.55%) 10/15/2026 (n)	1,064,000	1,062,929
Dryden Senior Loan Fund, 2014-34A, “CR”, FLR, 3.453%, (LIBOR-3mo. + 2.15%) 10/15/2026 (n)	1,364,684	1,382,998
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	2,017,000	2,016,120
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	1,461,000	1,458,104
Eaton Vance CLO Ltd, 2014-1A, “BR”, FLR, 2.903%, (U.S. LIBOR-3mo. + 1.6%) 7/15/2026 (n)	1,284,737	1,284,828
Eaton Vance CLO Ltd., 2014-1A, “CR”, FLR, 3.553%, (U.S. LIBOR-3mo. + 2.25%) 7/15/2026 (n)	2,569,474	2,570,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	$1,221,358	$1,220,390
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	24,303	24,300
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020 (n)	187,699	187,863
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	1,382,401	1,381,461
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	730,644	729,190
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	815,524	820,633
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	1,104,000	1,112,064
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	3,515,000	3,543,653
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,730,000	1,736,584
Goldentree Loan Opportunities Ltd., 2014-8A, “B1R”, FLR, 2.856%, (U.S. LIBOR-3mo. + 1.55%) 4/19/2026 (n)	2,784,114	2,785,158
Goldentree Loan Opportunities Ltd., 2014-8A, “CR”, FLR, 3.506%, (U.S. LIBOR-3mo. + 2.2%) 4/19/2026 (n)	1,606,220	1,606,506
GS Mortgage Securities Trust, 2010-C1, “A2”, 4.592%, 8/10/2043 (n)	2,890,000	3,049,286
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.198%, 5/10/2050 (i)	15,892,387	1,318,528
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.29%, 8/10/2050 (i)	15,860,759	1,346,360
HarbourView CLO VII Ltd., “B1R”, FLR, 2.966%, (U.S. LIBOR-3mo. + 1.65%) 11/18/2026 (n)	2,716,743	2,717,811
HarbourView CLO VII Ltd., 7A, “CR”, FLR, 3.696%, (U.S. LIBOR-3mo. + 2.38%) 11/18/2026 (n)	1,759,743	1,760,660
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	1,326,509	1,324,494
JPMorgan Chase Commercial Mortgage Securities Corp., 1.241%, 9/15/2050 (i)	33,072,092	2,569,209
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C3, “A4”, 4.717%, 2/15/2046 (z)	2,755,372	2,939,205
Loomis, Sayles & Co., CLO, “A1”, FLR, 2.833%, (U.S. LIBOR-3mo. + 1.53%) 10/15/2027 (n)	1,619,932	1,629,850
Madison Park Funding XIV Ltd., 2014-14A, “C1R”, FLR, 3.356%, (U.S. LIBOR-3mo. + 2.05%) 7/20/2026 (n)	2,418,000	2,425,742
Magnetite XI Ltd., 2014-11A, “BR”, FLR, 3.403%, (U.S. LIBOR-3mo. + 2.1%) 1/18/2027 (n)	1,204,000	1,207,919
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.608%, 5/15/2050 (i)	17,575,656	1,625,316

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.621%, 6/15/2050 (i)	$7,911,270	$775,031
Motor PLC, 2015-1A, “A1”, FLR, 1.837%, (U.S. LIBOR-1mo. + 0.6%) 6/25/2022 (n)	283,376	283,394
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 3.103%, (U.S. LIBOR-3mo. + 1.8%) 4/18/2025 (n)	3,468,000	3,485,323
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026 (n)	293,433	296,135
Navient Student Loan Trust, 2016-3A, “A1”, FLR, 1.837%, (U.S. LIBOR-1mo. + 0.6%) 6/25/2065 (n)	536,988	538,281
Nextgear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	1,378,000	1,379,563
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 3.856%, (U.S. LIBOR-3mo. + 2.55%) 10/20/2026 (n)	1,752,000	1,768,146
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (n)	321,673	321,849
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	2,089,000	2,080,025
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	540,975	541,027
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	1,980,000	1,988,070
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 1.904%, (U.S. LIBOR-1mo. + 6.5%) 11/10/2020 (n)	1,420,000	1,419,999
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	1,109,000	1,112,069
Securitized Term Auto Receivables Trust, 2016-1A, “A2A”, 1.284%, 11/26/2018 (n)	526,329	526,030
Shackelton CLO Ltd., 2013-4A, “CR”, FLR, 3.403%, (U.S. LIBOR-3mo. + 2.1%) 1/13/2025 (n)	880,000	883,522
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	712,367	712,035
Silver Spring CLO Ltd., FLR, 4.053%, (LIBOR-3mo. + 2.75%) 10/15/2026 (n)	1,393,000	1,389,351
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	3,150,000	3,124,598
Student Loan Consolidation Center, “A”, FLR, 2.454%, (LIBOR-1mo. + 1.22%) 10/25/2027 (n)	660,980	669,833
Thacher Park CLO Ltd. 2014-1A. “CR”, FLR, 3.506%, (U.S. LIBOR-3mo. + 2.2%) 10/20/2026 (n)	1,743,000	1,750,331
TICP CLO Ltd., FLR, 3.556%, (U.S. LIBOR-3mo. + 2.25%) 1/20/2027 (n)	1,528,000	1,536,075
Tricon American Homes 2015-SFR1, Trust “1A”, FLR, 2.571%, (LIBOR-1mo. + 1.25%) 5/17/2032 (n)	1,092,677	1,099,821
Tricon American Homes 2015-SFR1, Trust “1A”, FLR, 2.589%, 11/17/2033 (n)	1,710,000	1,700,265

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	$3,077,000	$3,062,632
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	399,836	399,839
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	1,720,000	1,718,162
World Financial Network Credit Card Master Trust, 2017-B, “A”, 1.98%, 6/15/2023	3,012,000	3,010,298

		$142,774,452

Automotive – 3.2%
Ford Motor Credit Co. LLC, 2.262%, 3/28/2019	$2,220,000	$2,225,756
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	1,530,000	1,529,098
Ford Motor Credit Co. LLC, FLR, 2.244%, (U.S. LIBOR-3mo. + 0.94%) 1/09/2018	1,940,000	1,943,581
General Motors Financial Co., Inc., 2.65%, 4/13/2020	2,643,000	2,662,828
General Motors Financial Co., Inc., 3.15%, 6/30/2022	1,207,000	1,216,624
Hyundai Capital America, 2%, 3/19/2018 (n)	2,863,000	2,864,044
Hyundai Capital America, 2.4%, 10/30/2018 (n)	1,820,000	1,826,602
Toyota Motor Credit Corp., 1.7%, 2/19/2019	1,510,000	1,509,490
Toyota Motor Credit Corp., FLR, 1.693%, (U.S. LIBOR-3mo. + 0.39%) 1/17/2019	3,370,000	3,383,265

		$19,161,288

Broadcasting – 0.2%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$1,141,000	$1,138,096

Brokerage & Asset Managers – 0.4%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$2,516,000	$2,564,199

Building – 0.3%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$1,780,000	$1,776,105

Business Services – 0.4%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	$800,000	$809,345
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	1,810,000	1,797,830

		$2,607,175

Cable TV – 0.6%
Time Warner Cable, Inc., 5%, 2/01/2020	$3,475,000	$3,673,909

Chemicals – 2.1%
CF Industries, Inc., 6.875%, 5/01/2018	$2,348,000	$2,412,570
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	2,350,000	2,349,871
Dow Chemical Co., 8.55%, 5/15/2019	1,570,000	1,733,601

Issuer	Shares/Par	Value ($)
BONDS – continued
Chemicals – continued
E.I. du Pont de Nemours & Co., 2.2%, 5/01/2020	$2,145,000	$2,158,805
LyondellBasell Industries N.V., 5%, 4/15/2019	1,267,000	1,314,630
Sherwin-Williams Co., 2.25%, 5/15/2020	2,652,000	2,662,496

		$12,631,973

Computer Software – 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$1,660,000	$1,692,963

Conglomerates – 0.4%
Roper Industries, Inc., 1.85%, 11/15/2017	$1,299,000	$1,299,123
Roper Technologies, Inc., 2.8%, 12/15/2021	783,000	790,168

		$2,089,291

Consumer Products – 2.0%
Mattel, Inc., 1.7%, 3/15/2018	$1,232,000	$1,230,202
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	3,470,000	3,523,297
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	2,480,000	2,490,795
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	4,352,000	4,337,625

		$11,581,919

Electrical Equipment – 0.6%
Arrow Electronics, Inc., 3%, 3/01/2018	$919,000	$923,171
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	2,430,000	2,445,715

		$3,368,886

Electronics – 0.4%
Tyco Electronics Group S.A., 2.375%, 12/17/2018	$971,000	$976,504
Xilinx, Inc., 2.125%, 3/15/2019	1,490,000	1,493,946

		$2,470,450

Emerging Market Quasi-Sovereign – 0.8%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$2,022,000	$2,057,385
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	2,429,000	2,423,413

		$4,480,798

Emerging Market Sovereign – 0.3%
State of Qatar, 2.375%, 6/02/2021 (n)	$1,680,000	$1,654,860

Energy – Integrated – 0.7%
BP Capital Markets PLC, 2.521%, 1/15/2020	$1,371,000	$1,389,659
Shell International Finance B.V., 1.375%, 5/10/2019	2,640,000	2,630,557

		$4,020,216

Financial Institutions – 0.5%
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	$2,949,000	$2,952,674

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Food & Beverages – 2.5%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$2,405,000	$2,411,212
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	2,528,000	2,569,056
J.M. Smucker Co., 1.75%, 3/15/2018	960,000	960,929
Kraft Heinz Foods Co., 6.125%, 8/23/2018	1,800,000	1,869,322
Mondelez International, Inc., FLR, 1.923%, (LIBOR-3mo. + 0.61%) 10/28/2019 (n)	3,160,000	3,173,239
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	810,000	898,250
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	2,722,000	2,716,218
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	334,000	336,111

		$14,934,337

Food & Drug Stores – 0.4%
CVS Health Corp., 1.9%, 7/20/2018	$1,000,000	$1,002,396
CVS Health Corp., 2.8%, 7/20/2020	1,530,000	1,556,375

		$2,558,771

Insurance – 1.1%
American International Group, Inc., 2.3%, 7/16/2019	$408,000	$410,030
American International Group, Inc., 3.3%, 3/01/2021	3,039,000	3,131,311
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,660,000	2,654,406
Voya Financial, Inc., 2.9%, 2/15/2018	573,000	575,489

		$6,771,236

Insurance – Property & Casualty – 0.3%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$1,740,000	$1,750,296

International Market Quasi-Sovereign – 4.0%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$4,000,000	$3,998,088
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	4,000,000	4,004,458
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	1,390,000	1,396,539
Dexia Credit Local, “A”, 2.25%, 2/18/2020 (n)	3,880,000	3,887,324
Electricite de France, 2.15%, 1/22/2019 (n)	2,500,000	2,509,733
Kommunalbanken A.S., 1%, 3/15/2018 (n)	2,000,000	1,995,393
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/2018 (n)	1,520,000	1,520,055
Swedish Export Credit Corp., 1.125%, 8/28/2019	4,510,000	4,458,520

		$23,770,110

International Market Sovereign – 0.2%
Republic of Finland, 1%, 4/23/2019 (n)	$1,190,000	$1,179,502

Internet – 0.1%
Baidu, Inc., 2.75%, 6/09/2019	$440,000	$443,475

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – 15.6%
ABN AMRO Bank N.V., 2.1%, 1/18/2019 (n)	$3,280,000	$3,290,063
Bank of America Corp., 6.875%, 4/25/2018	1,000,000	1,028,784
Bank of America Corp., 2.151%, 11/09/2020	1,300,000	1,296,267
Bank of America Corp., 2.369% to 7/21/2020, FLR to 7/21/2021	3,937,000	3,937,292
Bank of America Corp., 2.881% to 4/24/2022, FLR to 4/24/2023	3,106,000	3,119,465
Bank of Montreal, FLR, 1.904%, (LIBOR-3mo. + 0.6%) 4/09/2018	1,380,000	1,383,170
Bank of Montreal, FLR, 1.953%, (LIBOR-3mo. + 0.65%) 7/18/2019	2,110,000	2,125,944
Barclays PLC, 3.25%, 1/12/2021	4,360,000	4,438,611
Commonwealth Bank of Australia, 1.75%, 11/02/2018	610,000	609,360
Commonwealth Bank of Australia, 2.3%, 9/06/2019	2,579,000	2,599,229
Credit Agricole, “A”, FLR, 2.734%, (LIBOR-3mo. + 1.43%) 1/10/2022 (n)	1,270,000	1,298,791
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	2,020,000	2,068,593
Credit Suisse New York, 1.75%, 1/29/2018	2,170,000	2,171,700
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	2,620,000	2,618,443
Goldman Sachs Group, Inc., 2%, 4/25/2019	60,000	59,991
Goldman Sachs Group, Inc., 2.55%, 10/23/2019	6,227,000	6,298,184
Goldman Sachs Group, Inc., 2.6%, 12/27/2020	2,544,000	2,564,567
Goldman Sachs Group, Inc., 3%, 4/26/2022	1,970,000	1,992,771
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR to 3/13/2023	1,745,000	1,781,079
ING Bank N.V., 1.8%, 3/16/2018 (n)	3,290,000	3,294,286
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR to 4/25/2023	2,896,000	2,911,719
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	1,340,000	1,361,448
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	1,340,000	1,358,439
Mizuho Bank Ltd., FLR, 2.496%, (U.S. LIBOR-3mo. + 1.19%) 10/20/2018 (n)	2,390,000	2,413,955
Morgan Stanley, 2.375%, 7/23/2019	4,566,000	4,595,077
Morgan Stanley, 2.65%, 1/27/2020	2,300,000	2,326,363
PNC Bank N.A., 2.25%, 7/02/2019	3,080,000	3,103,036
Royal Bank of Canada, 1.5%, 7/29/2019	3,527,000	3,506,605
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	1,721,000	1,721,836
Sumitomo Mitsui Banking Corp., FLR, 1.976%, (U.S. LIBOR-3mo. + 0.67%) 10/19/2018	2,710,000	2,722,425

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Svenska Handelsbanken AB, 2.25%, 6/17/2019	$2,580,000	$2,597,595
Toronto-Dominion Bank, 1.45%, 9/06/2018	3,040,000	3,035,514
Toronto-Dominion Bank, FLR, 1.959%, (U.S. LIBOR-3mo. + 0.65%) 8/13/2019	2,770,000	2,791,769
UBS AG, 2.375%, 8/14/2019	1,660,000	1,674,039
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	2,915,000	2,955,131
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	3,498,000	3,581,433
Wells Fargo Bank N.A., FLR, 2.052%, (U.S. LIBOR-3mo. + 0.74%) 1/22/2018	250,000	250,522
Westpac Banking Corp., 1.55%, 5/25/2018	1,580,000	1,580,408

		$92,463,904

Medical & Health Technology & Services – 1.6%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$2,571,000	$2,601,869
Becton, Dickinson and Co., 2.404%, 6/05/2020	1,234,000	1,238,329
Becton, Dickinson and Co., 2.894%, 6/06/2022	1,367,000	1,371,448
Covidien International Finance S.A., 6%, 10/15/2017	1,485,000	1,487,131
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	2,460,000	2,486,223

		$9,185,000

Medical Equipment – 1.3%
Abbott Laboratories, 2.35%, 11/22/2019	$2,680,000	$2,701,826
Abbott Laboratories, 2.9%, 11/30/2021	2,030,000	2,067,217
Medtronic, Inc., 1.5%, 3/15/2018	1,320,000	1,320,027
Zimmer Holdings, Inc., 2%, 4/01/2018	1,740,000	1,741,787

		$7,830,857

Metals & Mining – 0.4%
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	$800,000	$800,000
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	1,650,000	1,650,776

		$2,450,776

Midstream – 1.6%
EL Paso LLC, 6.5%, 9/15/2020	$2,578,000	$2,848,932
Enbridge, Inc., 2.9%, 7/15/2022	1,721,000	1,731,074
Energy Transfer Partners LP, 2.5%, 6/15/2018	1,050,000	1,054,124
EnLink Midstream Partners LP, 2.7%, 4/01/2019	1,342,000	1,345,852
Enterprise Products Operating LP, 6.5%, 1/31/2019	630,000	666,662
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	1,460,000	1,460,482
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	195,000	195,166

		$9,302,292

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – 2.1%
Fannie Mae, 2.8%, 3/01/2018	$2,936,070	$2,933,379
Fannie Mae, 3.725%, 6/01/2018	6,803,736	6,844,627
Fannie Mae, 5.5%, 5/01/2025	343,801	351,677
Fannie Mae, 5%, 7/01/2039	745,959	814,403
Fannie Mae, 5%, 3/01/2042 (f)	817,123	893,049
Fannie Mae, FLR, 1.487%, 5/25/2018	264,800	264,778
Freddie Mac, 1.018%, 4/25/2024 (i)	629,216	30,091

		$12,132,004

Network & Telecom – 2.3%
AT&T, Inc., 2.3%, 3/11/2019	$1,530,000	$1,537,977
AT&T, Inc., 2.45%, 6/30/2020	3,240,000	3,263,095
AT&T, Inc., 3.2%, 3/01/2022	2,171,000	2,214,075
AT&T, Inc., 2.85%, 2/14/2023	1,194,000	1,186,502
British Telecommunications PLC, 2.35%, 2/14/2019	1,860,000	1,872,297
Verizon Communications, Inc., 4.5%, 9/15/2020	3,172,000	3,403,026

		$13,476,972

Oil Services – 0.3%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$1,480,000	$1,481,355

Oils – 0.5%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$2,908,000	$2,928,014

Other Banks & Diversified Financials – 7.3%
Banque Federative du Credit Mutuel, 2.2%, 7/20/2020 (n)	$2,614,000	$2,612,550
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	798,000	807,020
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	2,430,000	2,434,833
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	2,470,000	2,472,927
BPCE S.A., 1.625%, 1/26/2018	840,000	839,804
Branch Banking & Trust Co., 1.45%, 5/10/2019	2,610,000	2,595,190
Capital One Financial Corp., 2.5%, 5/12/2020	1,708,000	1,715,952
Citigroup, Inc., 2.4%, 2/18/2020	4,151,000	4,181,927
Citizens Bank N.A., 2.3%, 12/03/2018	1,380,000	1,385,167
Citizens Bank N.A., 2.5%, 3/14/2019	1,400,000	1,409,863
Citizens Bank N.A., 2.25%, 3/02/2020	1,400,000	1,401,852
Citizens Bank N.A., 2.55%, 5/13/2021	374,000	375,565
Compass Bank, 2.875%, 6/29/2022	2,717,000	2,704,098
Discover Bank, 3.1%, 6/04/2020	1,705,000	1,744,828
Fifth Third Bancorp, 2.3%, 3/01/2019	1,171,000	1,177,765
Fifth Third Bancorp, 2.3%, 3/15/2019	1,200,000	1,208,516
First Republic Bank, 2.375%, 6/17/2019	849,000	852,546
Groupe BPCE S.A., 2.5%, 12/10/2018	2,980,000	3,004,436
Lloyds Bank PLC, FLR, 2.312%, (U.S. LIBOR-3mo. + 1%) 1/22/2019	730,000	737,202
National Australia Bank Ltd., 1.375%, 7/12/2019	1,900,000	1,886,114

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Other Banks & Diversified Financials – continued
National Bank of Canada, FLR, 2.159%, (LIBOR-3mo. + 0.84%) 12/14/2018	$2,480,000	$2,499,745
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	3,090,000	3,103,948
SunTrust Banks, Inc., 2.7%, 1/27/2022	2,255,000	2,273,007

		$43,424,855

Pharmaceuticals – 3.4%
Actavis Funding SCS, 2.35%, 3/12/2018	$1,038,000	$1,041,024
Amgen, Inc., 2.2%, 5/11/2020	3,420,000	3,430,684
Bayer U.S. Finance LLC, 1.5%, 10/06/2017 (n)	1,550,000	1,550,000
Biogen, Inc., 2.9%, 9/15/2020	1,780,000	1,823,656
Celgene Corp., 2.125%, 8/15/2018	2,550,000	2,560,667
EMD Finance LLC, 1.7%, 3/19/2018 (n)	2,790,000	2,792,099
Gilead Sciences, Inc., 1.85%, 9/04/2018	2,490,000	2,496,136
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	4,540,000	4,531,024

		$20,225,290

Real Estate – Office – 0.3%
Vornado Realty LP, REIT, 2.5%, 6/30/2019	$1,824,000	$1,834,884

Real Estate – Retail – 0.2%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$1,208,000	$1,208,086

Retailers – 0.3%
Dollar General Corp., 1.875%, 4/15/2018	$365,000	$365,380
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	1,593,000	1,594,974

		$1,960,354

Specialty Chemicals – 0.2%
Airgas, Inc., 3.05%, 8/01/2020	$1,270,000	$1,299,002

Supranational – 0.5%
Corporacion Andina de Fomento, FLR, 1.861%, (U.S. LIBOR-3mo. + 0.55%) 1/29/2018	$1,490,000	$1,491,715
Corporacion Andina de Fomento, FLR, 2%, 5/10/2019	1,330,000	1,329,127

		$2,820,842

Telecommunications – Wireless – 1.2%
American Tower Corp., REIT, 2.8%, 6/01/2020	$857,000	$869,986
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	1,900,000	1,896,538
Crown Castle International Corp., 3.4%, 2/15/2021	1,000,000	1,029,559
SBA Tower Trust, 2.898%, 10/15/2044 (n)	2,395,000	2,409,828
SBA Tower Trust, 2.877%, 7/10/2046 (n)	629,000	637,303

		$6,843,214

Tobacco – 1.8%
BAT Capital Corp., 2.297%, 8/14/2020 (n)	$2,930,000	$2,939,357
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	2,494,000	2,494,994

Issuer	Shares/Par	Value ($)
BONDS – continued
Tobacco – continued
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	$3,388,000	$3,439,422
Reynolds American, Inc., 2.3%, 6/12/2018	1,950,000	1,958,569

		$10,832,342

Transportation – Services – 0.5%
TTX Co., 2.6%, 6/15/2020 (n)	$3,160,000	$3,173,960

U.S. Government Agencies and Equivalents – 1.0%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$2,040,000	$2,050,798
National Credit Union Administration, “1-A”, FLR, 1.681%, (LIBOR-1mo. + 0.45%) 1/08/2020	871,808	874,392
National Credit Union Administration, “1-A”, FLR, 1.611%, (LIBOR-1mo. + 0.38%) 3/06/2020	31,323	31,323
National Credit Union Administration, FLR, 1.604%, (LIBOR-1mo. + 0.37%) 11/06/2017	638,953	639,068
National Credit Union Administration, FLR, 1.636%, (LIBOR-1mo. + 0.4%) 3/11/2020	1,238,987	1,239,035
National Credit Union Administration, FLR, 1.687%, (LIBOR-1mo. + 0.45%) 10/07/2020	396,929	398,107
National Credit Union Administration, FLR, 1.582%, (LIBOR-1mo. + 0.35%) 12/07/2020	473,019	473,301

		$5,706,024

U.S. Treasury Obligations – 6.4%
U.S. Treasury Notes, 1.625%, 8/31/2019	$9,000,000	$9,025,313
U.S. Treasury Notes, 1.375%, 2/15/2020	24,900,000	24,799,816
U.S. Treasury Notes, 1.875%, 2/28/2022	4,000,000	4,001,250

		$37,826,379

Utilities – Electric Power – 3.6%
Dominion Energy, Inc., 2.579%, 7/01/2020	$1,761,000	$1,775,695
Dominion Resources, Inc., 1.6%, 8/15/2019	1,070,000	1,063,106
Dominion Resources, Inc., 2.962%, 7/01/2019	1,310,000	1,328,826
Emera U.S. Finance LP, 2.15%, 6/15/2019	2,021,000	2,021,811
Eversource Energy, 2.5%, 3/15/2021	1,240,000	1,239,601
FirstEnergy Corp., 2.85%, 7/15/2022	856,000	858,266
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,722,000	1,730,781
PG&E Corp., 2.4%, 3/01/2019	2,129,000	2,140,019
Southern Co., 2.45%, 9/01/2018	3,000,000	3,020,952
Southern Co., 1.85%, 7/01/2019	2,600,000	2,598,674
Southern Power Co., 1.85%, 12/01/2017	440,000	440,170
Virginia Electric & Power Co., 1.2%, 1/15/2018	2,790,000	2,786,642

		$21,004,543

Total Bonds		$581,457,930

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 2.2%

MONEY MARKET FUNDS – 2.2%
MFS Institutional Money Market Portfolio, 1.11% (v)	13,326,891	$13,326,891

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(3,055,441)

Net Assets – 100.0%		$591,729,380

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $13,326,891 and $581,457,930, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $236,309,156, representing 39.9% of net assets.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C3, “A4”, 4.717%, 2/15/2046	9/29/17	$2,940,358	$2,939,205
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 9/30/17

Futures Contracts at 9/30/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	64	$13,805,000	December - 2017	$(35,226)
U.S. Treasury Note 5 yr	Long	USD	61	7,167,500	December - 2017	(66,934)

						$(102,160)

At September 30, 2017, the fund had liquid securities with an aggregate value of $76,337 to cover any collateral or margin obligations for derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total financial instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$43,532,403	$—	$43,532,403
Non-U.S. Sovereign Debt	—	33,906,112	—	33,906,112
U.S. Corporate Bonds	—	220,421,793	—	220,421,793
Residential Mortgage-Backed Securities	—	17,476,858	—	17,476,858
Commercial Mortgage-Backed Securities	—	15,211,014	—	15,211,014
Asset-Backed Securities (including CDOs)	—	122,218,584	—	122,218,584
Foreign Bonds	—	128,691,166	—	128,691,166
Mutual Funds	13,326,891	—	—	13,326,891
Total	$13,326,891	$581,457,930	$—	$594,784,821

Other Financial Instruments
Futures Contracts – Liabilities	$(102,160)	$—	$—	$(102,160)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		23,249,759	201,915,186	(211,838,054)	13,326,891

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,018)	$(272)	$—	$85,519	$13,326,891

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2017, are as follows:

United States	71.7%
United Kingdom	5.0%
Canada	3.4%
France	3.1%
Netherlands	3.0%
Japan	2.7%
Switzerland	2.4%
Sweden	1.5%
Australia	1.4%
Other Countries	5.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

September 30, 2017

MFS® MID CAP VALUE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.6%
Aerospace – 2.4%
Harris Corp.	17,011	$2,240,008
L3 Technologies, Inc.	21,075	3,971,162
Leidos Holdings, Inc.	38,730	2,293,591

		$8,504,761

Airlines – 1.2%
Alaska Air Group, Inc.	22,446	$1,711,956
Delta Air Lines, Inc.	55,126	2,658,176

		$4,370,132

Alcoholic Beverages – 0.6%
Molson Coors Brewing Co.	25,428	$2,075,942

Apparel Manufacturers – 1.4%
Hanesbrands, Inc.	87,127	$2,146,809
PVH Corp.	22,882	2,884,505

		$5,031,314

Automotive – 2.6%
Delphi Automotive PLC	29,696	$2,922,086
Goodyear Tire & Rubber Co.	62,043	2,062,930
Harley-Davidson, Inc.	33,825	1,630,703
LKQ Corp. (a)	69,424	2,498,570

		$9,114,289

Broadcasting – 0.8%
Interpublic Group of Companies, Inc.	140,648	$2,924,072

Brokerage & Asset Managers – 4.6%
Affiliated Managers Group, Inc.	8,644	$1,640,891
Apollo Global Management LLC, “A”	65,721	1,978,202
Invesco Ltd.	63,115	2,211,550
NASDAQ, Inc.	55,603	4,313,125
Raymond James Financial, Inc.	43,768	3,690,955
TD Ameritrade Holding Corp.	54,315	2,650,572

		$16,485,295

Business Services – 3.9%
Amdocs Ltd.	48,234	$3,102,411
Brenntag AG	24,160	1,345,355
Fidelity National Information Services, Inc.	39,644	3,702,353
First Data Corp. (a)	97,487	1,758,665
Global Payments, Inc.	21,660	2,058,350
Jones Lang LaSalle, Inc.	13,883	1,714,551

		$13,681,685

Cable TV – 0.3%
Altice USA, Inc. (a)	44,720	$1,221,303

Chemicals – 3.0%
Celanese Corp.	32,675	$3,407,022
Eastman Chemical Co.	19,897	1,800,480
FMC Corp.	30,606	2,733,422
PPG Industries, Inc.	24,727	2,686,836

		$10,627,760

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – 1.4%
Check Point Software Technologies Ltd. (a)	15,601	$1,778,826
Sabre Corp.	48,789	883,081
Symantec Corp.	74,890	2,457,141

		$5,119,048

Computer Software – Systems – 2.7%
NCR Corp. (a)	67,115	$2,518,155
NICE Systems Ltd., ADR (l)	25,614	2,082,674
Pitney Bowes, Inc.	90,610	1,269,446
Verint Systems, Inc. (a)	26,808	1,121,915
Xerox Corp.	76,105	2,533,535

		$9,525,725

Construction – 3.1%
Armstrong World Industries, Inc. (a)	41,470	$2,125,338
Owens Corning	35,962	2,781,661
Stanley Black & Decker, Inc.	28,327	4,276,527
Toll Brothers, Inc.	45,669	1,893,893

		$11,077,419

Consumer Products – 1.9%
Coty, Inc., “A”	106,815	$1,765,652
Newell Brands, Inc.	81,087	3,459,982
Sensient Technologies Corp.	17,297	1,330,485

		$6,556,119

Containers – 2.0%
Berry Global Group, Inc. (a)	45,980	$2,604,767
Graphic Packaging Holding Co.	166,579	2,323,777
Sealed Air Corp.	48,419	2,068,460

		$6,997,004

Electrical Equipment – 1.6%
HD Supply Holdings, Inc. (a)	55,648	$2,007,223
Sensata Technologies Holding B.V. (a)	49,812	2,394,463
WESCO International, Inc. (a)	21,504	1,252,608

		$5,654,294

Electronics – 2.5%
Analog Devices, Inc.	36,480	$3,143,482
Keysight Technologies, Inc. (a)	70,075	2,919,325
Maxim Integrated Products, Inc.	57,892	2,762,027

		$8,824,834

Energy – Independent – 5.2%
Cabot Oil & Gas Corp.	111,567	$2,984,417
Concho Resources, Inc. (a)	10,777	1,419,546
Energen Corp. (a)	46,137	2,522,771
EQT Corp.	39,585	2,582,525
Hess Corp.	53,553	2,511,100
HollyFrontier Corp.	57,145	2,055,506
PDC Energy, Inc. (a)	33,940	1,664,078
Pioneer Natural Resources Co.	18,314	2,702,048

		$18,441,991

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Engineering – Construction – 0.6%
KBR, Inc.	124,955	$2,234,195

Entertainment – 0.3%
Madison Square Garden Co., “A” (a)	5,173	$1,107,539

Food & Beverages – 4.6%
Bunge Ltd.	21,043	$1,461,647
Cal-Maine Foods, Inc. (a)(l)	20,939	860,593
Coca-Cola European Partners PLC	56,816	2,364,682
J.M. Smucker Co.	20,923	2,195,450
Pinnacle Foods, Inc.	67,803	3,876,298
TreeHouse Foods, Inc. (a)	36,760	2,489,755
Tyson Foods, Inc., “A”	41,336	2,912,121

		$16,160,546

Food & Drug Stores – 0.5%
Kroger Co.	81,964	$1,644,198

Furniture & Appliances – 0.9%
Whirlpool Corp.	16,862	$3,110,027

Gaming & Lodging – 0.7%
Royal Caribbean Cruises Ltd.	20,859	$2,472,626

General Merchandise – 0.3%
Dollar Tree, Inc. (a)	13,393	$1,162,780

Insurance – 6.9%
Arthur J. Gallagher & Co.	43,290	$2,664,500
Brighthouse Financial, Inc. (a)	12,051	732,701
Everest Re Group Ltd.	11,232	2,565,276
Hanover Insurance Group, Inc.	21,737	2,106,967
Hartford Financial Services Group, Inc.	94,313	5,227,770
Lincoln National Corp.	29,059	2,135,255
Unum Group	77,736	3,974,642
Validus Holdings Ltd.	33,122	1,629,934
XL Group Ltd.	90,359	3,564,663

		$24,601,708

Machinery & Tools – 3.5%
Deere & Co.	22,446	$2,818,993
Eaton Corp. PLC	43,015	3,303,122
Gardner Denver Holdings, Inc. (a)	53,246	1,465,330
ITT, Inc.	53,388	2,363,487
Regal Beloit Corp.	33,089	2,614,031

		$12,564,963

Major Banks – 3.5%
Comerica, Inc.	49,485	$3,773,726
Huntington Bancshares, Inc.	290,961	4,061,816
KeyCorp	241,499	4,545,011

		$12,380,553

Medical & Health Technology & Services – 2.7%
AmerisourceBergen Corp.	30,348	$2,511,297
LifePoint Health, Inc. (a)	31,896	1,846,778
MEDNAX, Inc. (a)	24,400	1,052,128
Quest Diagnostics, Inc.	25,824	2,418,159
Universal Health Services, Inc.	14,134	1,568,026

		$9,396,388

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – 3.4%
Dentsply Sirona, Inc.	31,484	$1,883,058
PerkinElmer, Inc.	26,027	1,795,082
Steris PLC	31,728	2,804,755
Teleflex, Inc.	7,352	1,778,963
Zimmer Biomet Holdings, Inc.	32,184	3,768,425

		$12,030,283

Natural Gas – Distribution – 1.1%
NiSource, Inc.	66,393	$1,698,997
Sempra Energy	19,865	2,267,192

		$3,966,189

Natural Gas – Pipeline – 0.6%
Plains GP Holdings LP	96,347	$2,107,109

Network & Telecom – 0.6%
Motorola Solutions, Inc.	26,363	$2,237,428

Oil Services – 1.6%
Forum Energy Technologies, Inc. (a)	92,219	$1,466,282
Frank’s International N.V.	185,915	1,435,264
NOW, Inc. (a)	33,572	463,629
Oil States International, Inc. (a)	54,211	1,374,249
Superior Energy Services, Inc. (a)	82,207	877,971
U.S. Silica Holdings, Inc.	5,181	160,974

		$5,778,369

Other Banks & Diversified Financials – 7.0%
Citizens Financial Group, Inc.	100,549	$3,807,791
Discover Financial Services	55,621	3,586,442
Element Fleet Management Corp.	184,286	1,366,176
Fifth Third Bancorp	156,619	4,382,200
M&T Bank Corp.	18,511	2,981,011
Northern Trust Corp.	32,560	2,993,241
SunTrust Banks, Inc.	52,297	3,125,791
Wintrust Financial Corp.	32,825	2,570,526

		$24,813,178

Pollution Control – 0.8%
Clean Harbors, Inc. (a)	52,701	$2,988,147

Railroad & Shipping – 0.8%
Kansas City Southern Co.	24,803	$2,695,590

Real Estate – 6.0%
Annaly Capital Management, Inc., REIT	115,676	$1,410,090
EPR Properties, REIT	29,831	2,080,414
Gramercy Property Trust, REIT	69,848	2,112,902
Life Storage, Inc., REIT	43,491	3,557,999
Medical Properties Trust, Inc., REIT	246,086	3,231,109
Mid-America Apartment Communities, Inc., REIT	23,723	2,535,514
Realogy Holdings Corp.	49,402	1,627,796
Sun Communities, Inc., REIT	22,727	1,947,249
Washington Prime Group, Inc., REIT	80,938	674,214
Weyerhaeuser Co., REIT	57,754	1,965,369

		$21,142,656

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 0.8%
Aramark	71,856	$2,918,072

Specialty Chemicals – 2.2%
Axalta Coating Systems Ltd. (a)	87,730	$2,537,152
RPM International, Inc.	54,745	2,810,608
Univar, Inc. (a)	84,797	2,453,177

		$7,800,937

Specialty Stores – 1.8%
AutoZone, Inc. (a)	1,856	$1,104,524
Express, Inc. (a)	68,741	464,689
Michaels Co., Inc. (a)	70,257	1,508,418
Tractor Supply Co.	29,150	1,844,904
Urban Outfitters, Inc. (a)	60,618	1,448,770

		$6,371,305

Trucking – 0.4%
Schneider National, Inc.	60,879	$1,540,239

Utilities – Electric Power – 6.8%
AES Corp.	150,737	$1,661,122
Ameren Corp.	33,757	1,952,505
Calpine Corp. (a)	125,211	1,846,862

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – continued
CMS Energy Corp.	68,789	$3,186,306
DTE Energy Co.	31,894	3,424,140
Eversource Energy	50,903	3,076,577
Pinnacle West Capital Corp.	36,750	3,107,580
Public Service Enterprise Group, Inc.	72,952	3,374,030
WEC Energy Group, Inc.	38,013	2,386,456

		$24,015,578

Total Common Stocks		$353,473,590

INVESTMENT COMPANIES (h) – 0.7%

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 1.11% (v)	2,414,191	$2,414,191

COLLATERAL FOR SECURITIES LOANED – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (j)	172,243	$172,243

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(1,251,635)

Net Assets – 100.0%		$354,808,389

(a)	Non-income producing security.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $2,414,191 and $353,473,590, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$353,473,590	$—	$—	$353,473,590
Mutual Funds	2,586,434	—	—	2,586,434
Total Investments	$356,060,024	$—	$—	$356,060,024

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,345,355 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		4,336,715	68,358,790	(70,281,314)	2,414,191

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$203	$142	$—	$30,172	$2,414,191

5

QUARTERLY REPORT

September 30, 2017

MFS® MODERATE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 100.0%

BOND FUNDS – 40.8%
MFS Global Governments Portfolio – Initial Class (a)	8,035,659	$84,052,989
MFS Government Securities Portfolio – Initial Class	13,700,864	169,616,701
MFS High Yield Portfolio – Initial Class	14,795,241	85,220,587
MFS Inflation-Adjusted Bond Portfolio – Initial Class (a)	7,997,483	84,213,491
MFS Limited Maturity Portfolio – Initial Class	6,685,904	68,062,504
MFS Total Return Bond Series – Initial Class	15,501,824	203,693,968

Total Bond Funds		$694,860,240

INTERNATIONAL STOCK FUNDS – 13.0%
MFS International Growth Portfolio – Initial Class	3,495,488	$51,173,952
MFS International Value Portfolio – Initial Class	1,924,981	51,281,498
MFS Research International Portfolio – Initial Class	7,386,531	119,440,208

Total International Stock Funds		$221,895,658

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – continued

SPECIALTY FUNDS – 3.0%
MFS Global Real Estate Portfolio – Initial Class	3,723,695	$50,791,198

U.S. STOCK FUNDS – 43.1%
MFS Growth Series – Initial Class	3,350,592	$153,792,153
MFS Mid Cap Growth Series – Initial Class	13,260,061	119,870,952
MFS Mid Cap Value Portfolio – Initial Class	13,911,006	119,773,764
MFS New Discovery Series – Initial Class	1,368,041	25,773,888
MFS New Discovery Value Portfolio – Initial Class	2,444,930	25,769,559
MFS Research Series – Initial Class	4,906,148	136,783,419
MFS Value Series – Initial Class	7,708,290	153,626,213

Total U.S. Stock Funds		$735,389,948

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 1.11% (v)	1,550,698	$1,550,698

Total Investment Companies		$1,704,487,742

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(96,967)

Net Assets – 100.0%		$1,704,390,775

(a)	Non-income producing security.

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,704,487,742 and $0, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,704,487,742	$—	$—	$1,704,487,742

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(3) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	8,315,880	22,284	(302,505)	8,035,659
MFS Global Real Estate Portfolio	3,648,561	388,001	(312,867)	3,723,695
MFS Government Securities Portfolio	13,650,590	451,150	(400,876)	13,700,864
MFS Growth Series	4,003,623	136,426	(789,457)	3,350,592
MFS High Yield Portfolio	15,126,893	962,430	(1,294,082)	14,795,241
MFS Inflation-Adjusted Bond Portfolio	8,476,016	20,419	(498,952)	7,997,483
MFS Institutional Money Market Portfolio	524,356	35,745,275	(34,718,933)	1,550,698
MFS International Growth Portfolio	4,199,366	131,012	(834,890)	3,495,488
MFS International Value Portfolio	2,258,605	31,073	(364,697)	1,924,981
MFS Limited Maturity Portfolio	6,820,652	114,887	(249,635)	6,685,904
MFS Mid Cap Growth Series	15,257,914	808,411	(2,806,264)	13,260,061
MFS Mid Cap Value Portfolio	14,901,132	623,879	(1,614,005)	13,911,006
MFS New Discovery Series	1,617,929	27,506	(277,394)	1,368,041
MFS New Discovery Value Portfolio	2,488,746	269,115	(312,931)	2,444,930
MFS Research International Portfolio	8,963,689	139,199	(1,716,357)	7,386,531
MFS Research Series	5,361,202	403,572	(858,626)	4,906,148
MFS Total Return Bond Series	15,736,748	539,418	(774,342)	15,501,824
MFS Value Series	8,369,610	467,810	(1,129,130)	7,708,290

3

Supplemental Information (unaudited) – continued

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(173,978)	$5,104,724	$—	$—	$84,052,989
MFS Global Real Estate Portfolio	365,982	(1,366,483)	2,395,190	2,766,060	50,791,198
MFS Government Securities Portfolio	(320,463)	(1,347,512)	—	5,315,688	169,616,701
MFS Growth Series	8,439,051	18,558,862	5,967,794	157,709	153,792,153
MFS High Yield Portfolio	(392,798)	366,574	—	5,485,535	85,220,587
MFS Inflation-Adjusted Bond Portfolio	(249,334)	4,881,254	—	—	84,213,491
MFS Institutional Money Market Portfolio	(36)	—	—	5,759	1,550,698
MFS International Growth Portfolio	1,105,855	8,837,808	993,138	872,486	51,173,952
MFS International Value Portfolio	2,584,840	6,127,941	—	792,715	51,281,498
MFS Limited Maturity Portfolio	5,018	82,177	—	1,094,331	68,062,504
MFS Mid Cap Growth Series	3,566,739	12,402,036	6,928,919	144,684	119,870,952
MFS Mid Cap Value Portfolio	274,293	4,747,158	3,405,465	1,727,665	119,773,764
MFS New Discovery Series	261,189	3,738,154	491,233	—	25,773,888
MFS New Discovery Value Portfolio	327,473	(671,905)	1,988,445	650,577	25,769,559
MFS Research International Portfolio	2,881,621	18,974,818	—	2,191,005	119,440,208
MFS Research Series	2,463,496	8,093,213	8,815,939	2,116,831	136,783,419
MFS Total Return Bond Series	(396,972)	1,363,704	—	6,797,677	203,693,968
MFS Value Series	4,369,079	4,639,145	5,938,831	3,071,189	153,626,213

	$25,111,055	$94,531,668	$36,924,954	$33,189,911	$1,704,487,742

4

QUARTERLY REPORT
September 30, 2017
MFS®  New Discovery
Value Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 100.2%
Aerospace – 2.2%
Leidos Holdings, Inc.	8,139	$ 481,992
ManTech International Corp., “A”	16,914	746,753
		$ 1,228,745
Automotive – 0.1%
Fenix Parts, Inc. (a)	55,944	$ 40,000
Brokerage & Asset Managers – 1.6%
Apollo Global Management LLC, “A”	20,290	$ 610,729
TMX Group Ltd.	5,173	292,283
		$ 903,012
Business Services – 3.2%
Conduent, Inc. (a)	18,129	$ 284,081
Forrester Research, Inc.	6,732	281,734
PRA Group, Inc. (a)	16,471	471,894
Travelport Worldwide Ltd.	49,915	783,666
		$ 1,821,375
Chemicals – 0.6%
Ingevity Corp. (a)	5,588	$ 349,082
Computer Software – 0.8%
Sabre Corp.	25,178	$ 455,722
Computer Software - Systems – 3.8%
Model N, Inc. (a)	31,154	$ 465,752
NICE Systems Ltd., ADR (l)	6,911	561,934
Presidio, Inc. (a)	27,946	395,436
Verint Systems, Inc. (a)	17,512	732,877
		$ 2,155,999
Construction – 5.3%
Armstrong World Industries, Inc. (a)	8,532	$ 437,265
GMS, Inc. (a)	12,055	426,747
Owens Corning	8,705	673,332
Siteone Landscape Supply, Inc. (a)	7,946	461,663
Toll Brothers, Inc.	17,565	728,420
TopBuild Corp. (a)	4,776	311,252
		$ 3,038,679
Consumer Products – 1.0%
Sensient Technologies Corp.	7,682	$ 590,899
Consumer Services – 0.4%
ServiceMaster Global Holdings, Inc. (a)	5,255	$ 245,566
Containers – 2.7%
Berry Global Group, Inc. (a)	13,497	$ 764,605
Graphic Packaging Holding Co.	54,215	756,299
		$ 1,520,904
Electrical Equipment – 4.1%
HD Supply Holdings, Inc. (a)	16,531	$ 596,273
MSC Industrial Direct Co., Inc., “A”	7,968	602,142
TriMas Corp. (a)	27,329	737,883
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
WESCO International, Inc. (a)	6,451	$ 375,771
		$ 2,312,069
Electronics – 3.3%
Integrated Device Technology, Inc. (a)	18,112	$ 481,417
OSI Systems, Inc. (a)	6,324	577,824
Plexus Corp. (a)	14,685	823,535
		$ 1,882,776
Energy - Independent – 0.9%
Energen Corp. (a)	9,698	$ 530,287
Engineering - Construction – 1.6%
KBR, Inc.	39,275	$ 702,237
Team, Inc. (a)	16,191	216,150
		$ 918,387
Entertainment – 1.6%
Madison Square Garden Co., “A” (a)	2,686	$ 575,073
Parques Reunidos Servicios Centrales S.A.U.	23,333	352,989
		$ 928,062
Food & Beverages – 2.5%
Cal-Maine Foods, Inc. (a)(l)	14,166	$ 582,223
Hostess Brands, Inc. (a)	31,735	433,500
TreeHouse Foods, Inc. (a)	6,308	427,241
		$ 1,442,964
Insurance – 4.0%
Aspen Insurance Holdings Ltd.	7,608	$ 307,363
Everest Re Group Ltd.	1,200	274,068
Hanover Insurance Group, Inc.	7,202	698,090
Safety Insurance Group, Inc.	7,144	545,087
Third Point Reinsurance Ltd. (a)	27,258	425,225
		$ 2,249,833
Leisure & Toys – 1.2%
Brunswick Corp.	12,229	$ 684,457
Machinery & Tools – 4.8%
Gardner Denver Holdings, Inc. (a)	10,598	$ 291,657
Herman Miller, Inc.	15,446	554,511
ITT, Inc.	14,564	644,748
Regal Beloit Corp.	7,315	577,885
SPX FLOW, Inc. (a)	17,917	690,880
		$ 2,759,681
Major Banks – 1.0%
Huntington Bancshares, Inc.	39,939	$ 557,548
Medical & Health Technology & Services – 3.9%
Community Health Systems, Inc. (a)	20,601	$ 158,216
HMS Holdings Corp. (a)	27,767	551,453
LifePoint Hospitals, Inc. (a)	8,309	481,091
MEDNAX, Inc. (a)	8,908	384,113
Premier, Inc., “A” (a)	20,290	660,845
		$ 2,235,718

1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 1.0%
Steris PLC	6,361	$ 562,312
Natural Gas - Pipeline – 0.9%
Boardwalk Pipeline Partners LP	34,066	$ 500,770
Oil Services – 4.1%
Forum Energy Technologies, Inc. (a)	24,022	$ 381,950
Frank's International N.V.	81,414	628,516
Keane Group, Inc. (a)(l)	30,148	502,868
NOW, Inc. (a)	13,053	180,262
Superior Energy Services, Inc. (a)	28,032	299,382
U.S. Silica Holdings, Inc.	10,773	334,717
		$ 2,327,695
Other Banks & Diversified Financials – 19.1%
Air Lease Corp.	18,409	$ 784,592
Berkshire Hills Bancorp, Inc.	15,934	617,442
Brookline Bancorp, Inc.	31,395	486,623
Cathay General Bancorp, Inc.	12,230	491,646
Element Fleet Management Corp.	95,197	705,728
Encore Capital Group, Inc. (a)	6,756	299,291
First Hawaiian, Inc.	21,187	641,754
First Interstate BancSystem, Inc.	20,572	786,879
Glacier Bancorp, Inc.	20,705	781,821
Hanmi Financial Corp.	15,297	473,442
Lakeland Financial Corp.	12,200	594,384
Sandy Spring Bancorp, Inc.	12,998	538,637
Santander Consumer USA Holdings, Inc. (a)	24,266	372,968
TCF Financial Corp.	47,784	814,239
Texas Capital Bancshares, Inc. (a)	5,577	478,507
Textainer Group Holdings Ltd. (a)	19,009	326,004
UMB Financial Corp.	10,402	774,845
Valley National Bancorp	15,071	181,606
Wintrust Financial Corp.	9,880	773,703
		$ 10,924,111
Pharmaceuticals – 0.5%
Genomma Lab Internacional S.A., “B” (a)	226,753	$ 291,130
Pollution Control – 1.8%
Advanced Disposal Services, Inc. (a)	17,067	$ 429,918
Clean Harbors, Inc. (a)	10,825	613,777
		$ 1,043,695
Real Estate – 7.5%
Corporate Office Properties Trust, REIT	16,571	$ 544,026
Life Storage, Inc., REIT	9,627	787,586
Medical Properties Trust, Inc., REIT	64,916	852,347
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Select Income, REIT	34,263	$ 802,440
STAG Industrial, Inc., REIT	26,094	716,802
Store Capital Corp., REIT	22,199	552,089
		$ 4,255,290
Specialty Chemicals – 3.7%
Ferro Corp. (a)	26,815	$ 597,974
Ferroglobe PLC	44,897	590,845
Orion Engineered Carbons S.A.	23,804	534,400
Univar, Inc. (a)	13,774	398,482
		$ 2,121,701
Specialty Stores – 3.4%
Express, Inc. (a)	35,095	$ 237,242
Michaels Co., Inc. (a)	18,623	399,836
Tuesday Morning Corp. (a)(l)	39,079	125,053
Urban Outfitters, Inc. (a)	24,320	581,248
Zumiez, Inc. (a)	33,272	602,223
		$ 1,945,602
Trucking – 1.8%
Marten Transport Ltd.	19,496	$ 400,643
Werner Enterprises, Inc.	16,775	613,126
		$ 1,013,769
Utilities - Electric Power – 5.8%
El Paso Electric Co.	22,805	$ 1,259,976
PNM Resources, Inc.	26,898	1,083,990
Portland General Electric Co.	21,591	985,413
		$ 3,329,379
Total Common Stocks		$57,167,219
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.11% (v)	14,968	$ 14,968
Collateral for Securities Loaned – 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (j)	446,791	$ 446,791
Other Assets, Less Liabilities – (1.0)%		(548,449)
Net Assets – 100.0%		$57,080,529

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,968 and $57,614,010, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
9/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$57,167,219	$—	$—	$57,167,219
Mutual Funds	461,759	—	—	461,759
Total	$57,628,978	$—	$—	$57,628,978
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund's policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/16	$0
Disposed	(0)
Balance as of 9/30/17	$—
4

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	416,540	10,918,114	(11,319,686)	14,968
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(40)	$—	$—	$5,834	$14,968
5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: November 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: November 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2017

*	Print name and title of each signing officer under his or her signature.